Expense Example, No Redemption (Vanguard Capital Opportunity Fund Retail)	Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)	Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Admiral Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	48	41
3 YEAR	151	128
5 YEAR	263	224
10 YEAR	591	505